Document And Entity Information	Dec. 19, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 19, 2022
Entity Registrant Name	REVELATION BIOSCIENCES, INC.
Entity Central Index Key	0001810560
Entity Emerging Growth Company	true
Securities Act File Number	001-39603
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-3898466
Entity Address, Address Line One	4660 La Jolla Village Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92122
City Area Code	(650)
Local Phone Number	800-3717
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Units, Each Consisting of One Share of Common Stock and One Redeemable Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of common stock and one redeemable warrant
Trading Symbol	REVBU
Security Exchange Name	NASDAQ
Redeemable Warrants, Each Exercisable For Share of Common Stock at Exercise Price of $11.50 Per Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each exercisable for a share of common stock at an exercise price of $11.50 per share
Trading Symbol	REVBW
Security Exchange Name	NASDAQ
Common Stock, Par Value $0.001 Per Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	REVB
Security Exchange Name	NASDAQ